Filed pursuant to Rule 497(c)
                                      Registration Nos. 333-210186 and 811-23147


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               November 18, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:             First Trust Exchange-Traded Fund VIII
                       (File Nos. 333-210186 and 811-23147)
                     ---------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(c) on November 18, 2019. The Registration Statement relates to the FT Cboe Vest U.S. Equity Deep Buffer ETF - November, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures